Trade Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current and noncurrent trade and other payables

(in millions)	December 31, 2022	December 31, 2021
Current:
Trade payables	$532	$551
Accrued expenses	573	603
Contract liabilities(1)	592	533
Advances and deposits(2)	93	309
Payable for PPE and Intangible Assets	961	472
Other(3)	98	118
	$2,849	$2,586
Non-current:
Payable for Intangible Assets	92	45
Contract liabilities(1)	1,326	1,368
Deferred tax liabilities	26	2
Other(3)	30	30
	$1,474	$1,445
(1)Contract liabilities comprises contract liabilities for payments received in advance of the satisfaction of performance obligations for wafers, as well as non-recurring engineering services.
(2)Advances and deposits include advances from customers of $73 million (2021: $118 million) collected for purchase orders.
(3)Other includes other financial liabilities and non-current advances and deposits. See Note 17 for further details on other financial liabilities.

Explanation of significant changes in contract assets and contract liabilities
The following table presents the activities in accounts payable as of December 31, 2022 and 2021:

(in millions)	December 31, 2022	December 31, 2021
Beginning contract liabilities balance	$1,901	$135
Cash receipts in advance of satisfaction of performance obligations	1,189	1,894
Released to the consolidated statements of operations and comprehensive income (loss)(1)	(951)	(128)
Amounts credited to customers	(221)	—
Ending contract liabilities balance	$1,918	$1,901
Current	592	533
Non-current	1,326	1,368
	$1,918	$1,901
(1)Of revenue released to the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2022 and 2021, $522 million and $48 million, respectively were included in the beginning balance of the contract liabilities.